Note 9 - Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Property, Plant and Equipment [Table Text Block]
December 31, 2021		Accumulated
	Cost	depreciation	Net

Buildings	$2,555	$1,467	$1,088
Vehicles	11,040	5,245	5,795
Furniture and equipment	87,880	57,483	30,397
Computer equipment and software	172,267	130,939	41,328
Leasehold improvements	135,069	68,922	66,147
	$408,811	$264,056	$144,755
December 31, 2020		Accumulated
	Cost	depreciation	Net

Buildings	$2,558	$1,321	$1,237
Vehicles	8,539	2,505	6,034
Furniture and equipment	82,117	53,353	28,764
Computer equipment and software	151,246	114,429	36,817
Leasehold improvements	113,786	57,417	56,369
	$358,246	$229,025	$129,221